IVY FUNDS

6300 LAMAR AVENUE

OVERLAND PARK, KANSAS 66202-4200

January 28, 2020

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds (Registrant)
File Nos. 033-45961 and 811-06569 / CIK No. 883622

On behalf of the Registrant, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Registrant’s supplement dated January 8, 2020, to the Ivy ProShares Index Funds Prospectus dated January 31, 2019. The purpose of this filing is to submit the data in XBRL format for the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at (913) 236-2227.

Very truly yours,

/s/Philip A. Shipp

Philip A. Shipp

Assistant Secretary